Definite-Lived Intangible Assets, Net - Schedule of Definite-Lived Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Definite-Lived Intangible Assets [Abstract]
Customer relationships	$ 9,633,962	$ 4,594,812
License	139,865	139,865
Trademark	224,809	224,809
Less: accumulated amortization	(3,851,746)	(2,751,634)
Total definite-lived intangible assets	$ 6,146,890	$ 2,207,852